Commitments and Contingencies - Schedule of Future Minimum Payments Under Non-Cancelable Agreements for Property Management Fees (Details) - Dec. 31, 2025 - Property Management Fees
¥ in Thousands, $ in Thousands
	CNY (¥)	USD ($)
Commitments And Contingencies Disclosure [Line Items]
2026	¥ 18,296	$ 2,616
2027	20,364	2,912
2028	19,613	2,805
2029	17,769	2,541
2030 and thereafter	64,109	9,167
Future minimum payments under non-cancelable agreements	¥ 140,151	$ 20,041